Document and Entity Information	Dec. 17, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 17, 2021
Entity Registrant Name	GORES GUGGENHEIM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40265
Entity Tax Identification Number	85-4385646
Entity Address, Address Line One	6260 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	310
Local Phone Number	209-3010
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001847127
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GGPI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GGPIW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units
Trading Symbol	GGPIU
Security Exchange Name	NASDAQ